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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-04804

The Elite Group of Mutual Funds

(Exact name of registrant as specified in charter)

1325 4th Avenue, Suite 1744 Seattle, Washington	98101
(Address of principal executive offices)	(Zip code)

Richard S. McCormick

McCormick Capital Management       1325 4th Avenue, Suite 1744      Seattle, WA 98101

(Name and address of agent for service)

Registrant's telephone number, including area code:  (206) 624-5863

Date of fiscal year end:         September 30, 2012

Date of reporting period:       December 31, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
December 31, 2011
(unaudited)

	Bonds 86.4%
Par Value	U.S. Government/Agencies Notes and Bonds 19.8%	Maturity	Coupon	Market Value

200,000	Fannie Mae	07/30/12	1.125%	201,074
416,000	U.S. Treasury Note	04/30/13	0.625%	418,421
250,000	Tennessee Valley Authority	08/01/13	4.750%	267,012
200,000	Private Export Funding Co.	08/15/13	4.974%	214,160
500,000	U.S. Treasury Note	09/30/16	1.000%	505,156
71,814	Fannie Mae	02/25/18	5.000%	75,906
250,000	Fannie Mae (a)	06/25/19	5.385%	281,988
150,000	Tennessee Valley Authority	07/15/20	6.235%	179,246
66,681	Fannie Mae	03/01/22	5.000%	71,855
400,000	U.S. Treasury Bond	08/15/23	6.250%	572,500
175,000	U.S. Treasury Note Inflation Protection Security	01/15/25	2.375%	267,296
320,000	U.S. Treasury Bond	02/15/26	6.000%	461,200
300,000	U.S. Treasury Bond	11/15/28	5.250%	413,625
300,000	Fannie Mae	10/25/32	5.500%	308,113
	Total U.S. Government/Agencies Notes and Bonds			4,237,552

	Quasi and Foreign Governments 5.3%
300,000	Province of Nova Scotia	07/21/15	2.375%	312,732
250,000	Province of Manitoba	02/15/12	5.000%	251,233
200,000	Province of Manitoba	04/28/14	1.375%	203,388
350,000	Province of Ontario	02/05/15	2.950%	368,587
	Total Quasi and Foreign Governments			1,135,940

	Securitized /Asset Backed Bonds 9.6%
161,453	AEP Texas Central	07/01/13	4.980%	165,320
212,970	Mercedes Benz Auto Receivables Trust	01/15/14	1.670%	214,052
22,739	Capital Auto Receivables Trust	03/17/14	5.210%	22,816
110,399	Massachusetts RRB Special Purpose Trust	03/15/15	4.400%	113,223
500,000	Mercedes Benz Auto Receivables Trust	03/16/15	0.850%	500,390
139,942	FPL Recovery Funding LLC	08/01/15	5.044%	144,730
220,000	FPL Recovery Funding LLC	08/01/17	5.127%	243,064
16,105	GNMA (577742)	09/15/17	5.500%	17,541
200,000	RSB Bondco LLC	04/01/18	5.720%	223,249
131,000	Freddie Mac (2962 YE)	09/15/18	4.500%	136,419
112,111	Freddie Mac	11/01/25	3.500%	117,728
52,449	Freddie Mac (FHR 1963 Z)	01/15/27	7.500%	60,604
76,309	Fannie Mae (2002-93 A1)	03/25/32	6.500%	84,905
	Total Securitized /Asset Backed Bonds			2,044,041

	Corporate Bonds Industrial - Basic 1.0%
200,000	Freeport MC C&G	04/01/17	8.375%	212,500
	Total Corporate Bonds Industrial - Basic			212,500

	Corporate Bonds Industrial - Capital Goods 2.0%
400,000	General Electric Co	02/01/13	5.000%	416,838
	Total Corporate Bonds Industrial - Capital Goods			416,838

	Corporate Bonds Industrial - Communications 5.8%
120,000	Rogers Communications Inc	03/01/14	6.375%	132,383
175,000	Qwest Corporation	10/01/14	7.500%	192,749
100,000	Qwest Corporation	05/01/16	8.375%	114,538
400,000	Scripps Networks	12/15/16	2.700%	400,212
250,000	Motorola Inc.	11/15/17	6.000%	280,217
110,000	Motorola Inc.	09/01/25	6.500%	124,740
	Total Corporate Bonds Industrial - Communications			1,244,839

	Corporate Bonds Industrial - Consumer Cyclical 0.3%
50,000	Service Corp. International	06/15/17	7.000%	54,250
	Total Corporate Bonds Industrial - Consumer Cyclical			54,250

	Corporate Bonds Industrial - Consumer Non-Cyclical 5.7%
250,000	Fortune Brands	01/15/16	5.375%	274,493
120,000	Domtar Corporation	06/01/17	10.750%	151,200
390,000	Altria Group Inc.	11/10/18	9.700%	524,711
200,000	Archer Daniels Midlands Co	03/15/27	7.500%	278,728
	Total Corporate Bonds Industrial - Consumer Non-Cyclical			1,229,132

	Corporate Bonds Industrial - Energy 7.6%
200,000	Petrohawk Energy	02/01/12	10.500%	222,500
300,000	Valero Logistics Co	07/15/12	6.875%	306,645
250,000	Petrobras International Fin Co	09/15/14	7.750%	284,700
400,000	Anadarko Petroleum Corp	09/15/16	5.950%	453,420
75,000	Denbury Resource Inc	08/15/19	6.375%	78,375
150,000	NV Energy Inc.	11/15/20	6.250%	155,423
75,000	Mobil Corp.	08/15/21	8.625%	113,849
	Total Corporate Bonds Industrial - Energy			1,614,912

PORTFOLIO OF INVESTMENTS
The Elite Income Fund
December 31, 2011
(unaudited)

Par Value	Corporate Bonds Industrial - Transportation 1.9%	Maturity	Coupon		Market Value
400,000	BNSF Funding Trust (a)	12/15/55	6.613%		412,000
	Total Corporate Bonds Industrial - Transportation				412,000

	Corporate Bonds Utilities - Electric 8.6%
450,000	Oncor Electric Delivery Co	05/01/12	6.375%		457,368
100,000	Ameren Corp. Illinois	12/15/13	8.875%		109,928
409,000	Ameren Corp.	05/15/14	8.875%		458,311
125,000	Sempra Energy	06/01/16	6.500%		145,813
359,000	Centerpoint Energy Houston Electric LLC	07/01/23	5.600%		438,477
150,000	Ohio Edison Co.	10/15/38	8.250%		222,569
	Total Corporate Bonds Utilities - Electric				1,832,466

	Corporate Bonds Utilities - Natural Gas 6.4%
200,000	Kaneb Pipeline	06/01/13	5.875%		210,795
250,000	Energy Transfer Partners Co	07/01/13	6.000%		263,181
250,000	Enterprise Products Oper Co	01/31/14	9.750%		288,786
300,000	TGT/Boardwalk Pipeline LLC	06/01/18	5.200%		319,412
260,000	Enterprise Products Oper Co (a)	08/01/66	8.375%		278,200
	Total Corporate Bonds Utilities - Natural Gas				1,360,374

	Corporate Bonds Finance - Banking 7.6%
500,000	Household Financial Corp	11/27/12	6.375%		514,270
250,000	Wachovia Corp.	08/01/13	5.700%		265,468
100,000	Zions Bancorp.	09/23/14	7.750%		106,029
135,000	Citigroup Inc.	10/15/14	5.500%		138,786
330,000	Ford Credit Auto Owners Trust	11/15/14	2.420%		336,024
250,000	PNC Funding Corp.	09/21/15	4.250%		268,008
	Total Corporate Bonds Finance - Banking				1,628,585

	Corporate Bonds Finance - Misc. Finance 2.3%
300,000	John Deere Capital Corp	06/19/12	1.000%		303,891
200,000	InterAmerican Development Bank	10/22/12	1.750%		201,774
	Total Corporate Bonds Finance - Misc. Finance				505,665

	Corporate Bonds Finance - REIT's 2.5%
250,000	Senior Housing Properties Trust	01/15/16	4.300%		246,387
200,000	Biomed Realty LP	04/15/16	3.850%		197,289
100,000	Digital Realty Trust LP	03/15/21	5.250%		100,187
	Total Corporate Bonds Finance - REIT's				543,863

	Total Value of Bonds				18,472,957
	(Cost $18,004,624)

Shares	Common Stock & Pfd 10.5%
8,000	Citigroup Capital Preferred				208,480
2,000	Diamond Offshore Drilling Inc.				110,520
2,000	DuPont De Nemours & Co				91,560
30,000	Frontier Communications				154,500
8,000	Microsoft Corporation				207,680
20,000	New York Community Bancorp				247,400
8,000	Newmont Mining Corporation				480,080
15,000	Southern Copper				452,700
2,000	Total S.A. ADR				102,220
6,000	Waste Management Inc.				196,260
	Total Common Stock				2,251,400
	(Cost $2,300,849)

	Short Term Investments 2.0%
417,745	BNY Mellon Money Market 0.050%			(b)	417,745
	Total Short Term Investments (Cost $417,745)				417,745

	Total Investments (Cost $20,723,218)	98.9%			21,142,102
	Other Assets Less Liabilities	1.1%			227,836
	NET ASSETS	100.0%			21,369,938

At December 30, 2011, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of $20,723,218 is:
	Gross unrealized appreciation	$738,969
	Gross unrealized depreciation	(83,279)
	Net unrealized appreciation	$655,690

(a) Security is a fixed-to-floating coupon bond. The coupon shown is the fixed coupon in effect at December 30, 2011. The fixed coupon will convert to a floating coupon at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.

(b) Represents 7 day effective yield as of December 30, 2011.

PORTFOLIO OF INVESTMENTS
The Elite Growth & Income Fund
December 31, 2011
(unaudited)

Shares		Market Value
	Common Stock 97.8%

	Basic Industries 28.0%
90,000	Arch Coal, Inc.	$1,305,900
10,000	Agnico Eagle Mines Ltd	363,200
70,000	Market Vector Jr. Gold Miners	1,729,000
10,000	SPDR Gold Trust	1,519,900
20,000	Newmont Mining Corp	1,200,200
50,000	Seabridge Gold Inc (a)	805,500
50,000	Southern Copper Corp	1,509,000
40,000	iShares Silver Trust (a)	1,077,600
15,000	Walter Energy Inc.	908,400
	Total Basic Industries	10,418,700

	Business Services 7.7%
2,000	Google Inc. Cl A	1,291,800
60,000	Microsoft Corp	1,557,600
	Total Business Services	2,849,400

	Consumer Goods & Services 6.5%
2,000	Apple Inc.	810,000
80,000	General Motors Co	1,621,600
	Total Consumer Goods & Services	2,431,600

	Energy 21.7%
20,000	Anadarko Petroleum Corp	1,526,600
40,000	BP PLC ADR	1,709,600
100,000	Clean Energy Fuels Corp	1,246,000
20,000	Diamond Offshore Inc	1,105,200
50,000	Halliburton Co	1,725,500
20,000	Transocean Ltd.	767,800
	Total Energy	8,080,700

	Financial & Insurance 17.3%
15,000	Goldman Sachs Group Inc.	1,356,450
90,000	Hartford Financial Svcs Grp Inc.	1,462,500
40,000	JP Morgan Chase & Co.	1,330,000
80,000	Lincoln National Corp	1,553,600
60,000	New York Community Bancorp	742,200
	Total Financial & Insurance	6,444,750

	Health Care - Pharmaceuticals 11.8%
30,000	Abbott Laboratories Inc.	1,686,900
40,000	Merck & Co Inc.	1,508,000
30,000	Teva Pharmaceutical Inds Ltd	1,210,800
	Total Health Care - Pharmaceuticals	4,405,700

	Health Care - Miscellaneous 4.8%
885,000	Agenus Inc.	1,770,000
	Total Health Care - Miscellaneous	1,770,000

	Total Value of Common Stock	$36,400,850
	(Cost $ 40,912,874)

Shares			Market Value

	Short-Term Investments 8.9%
2,258,382	BlackRock Temp Investment Fund 0.07% (b)(c)		$2,258,382
1,060,781	BNY Mellon Money Market 0.11% (c)		1,060,781
	Total Value Of Short-Term Investments		3,319,163
	(Cost $3,319,163)

	Total Investments in Securities
	(Cost $44,232,037)	106.7%	39,720,013

	Liabilities in excess of
	other assets	-6.7%	(2,481,366)

	Net Assets	100.0%	$37,238,647

	At December 30, 2011, unrealized depreciation of securities, for Federal Income Tax purposes based on cost of $44,232,037, is as follows:

	Unrealized appreciation		$2,500,011
	Unrealized depreciation		(7,012,036)
	Net unrealized depreciation		$(4,512,025)

*	Non-income producing
(a)	All or a portion of this security was on loan at December 30, 2011. The value of securities on loan at December 30, 2011 was $2,205,940.
(b)	This security was purchased with cash collateral received for securities on loan at December 30, 2011.

(c)	Represents 7 day effective yield as of December 30, 2011.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Elite Group of Mutual Funds

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President

Date	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Richard S. McCormick
Richard S. McCormick, President

Date	February 21, 2012

By (Signature and Title)*		/s/ John W. Meisenbach
John W. Meisenbach, Treasurer

Date	February 21, 2012

* Print the name and title of each signing officer under his or her signature.